Long Term Debt - Schedule of Term Loan Facilities (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Disclosure of detailed information about borrowings [line items]
Current total	$ 84	$ 86
Non-current total	1,063	1,065
Total	$ 1,147	1,151
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.40%
Current total	$ 23	24
Various
Disclosure of detailed information about borrowings [line items]
Current total	61	62
Non-current total	$ 39	42
2021 SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.40%
Non-current total	$ 1,024	$ 1,023